Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.49%
Aerospace & Defense–11.41%
BWX Technologies, Inc.	459,415	$94,377,624
Carpenter Technology Corp.	267,756	85,100,890
Curtiss-Wright Corp.	179,613	117,950,061
Embraer S.A., ADR (Brazil)(b)	857,763	63,011,270
HEICO Corp.(b)	209,375	69,284,281
Howmet Aerospace, Inc.	962,402	200,256,608
Karman Holdings, Inc.(b)(c)	531,224	55,141,051
Woodward, Inc.	96,223	30,583,518
		715,705,303
Apparel Retail–1.61%
Ross Stores, Inc.	536,657	101,240,343
Apparel, Accessories & Luxury Goods–1.53%
Ralph Lauren Corp.	271,646	96,002,413
Application Software–0.66%
Datadog, Inc., Class A(c)	320,630	41,463,872
Asset Management & Custody Banks–0.60%
Ares Management Corp., Class A(b)	252,548	37,798,859
Automotive Parts & Equipment–0.43%
Aptiv PLC(c)	359,243	27,212,657
Automotive Retail–0.95%
Carvana Co.(b)(c)	148,527	59,575,665
Biotechnology–3.51%
Alnylam Pharmaceuticals, Inc.(c)	240,615	81,342,307
Insmed, Inc.(c)	201,553	31,617,619
Natera, Inc.(c)	463,424	107,115,823
		220,075,749
Broadline Retail–0.25%
Ollie’s Bargain Outlet Holdings, Inc.(c)	140,055	15,449,467
Cargo Ground Transportation–1.73%
Knight-Swift Transportation Holdings, Inc.(b)	591,154	32,572,585
XPO, Inc.(b)(c)	513,861	76,107,953
		108,680,538
Communications Equipment–2.30%
Lumentum Holdings, Inc.(b)(c)	369,054	144,610,119
Construction & Engineering–8.08%
Comfort Systems USA, Inc.	165,164	188,633,805
EMCOR Group, Inc.	55,847	40,250,608
MasTec, Inc.(c)	415,022	99,804,491
Quanta Services, Inc.	375,248	178,103,958
		506,792,862
Construction Materials–0.72%
Martin Marietta Materials, Inc.	69,679	45,427,224
Consumer Finance–0.55%
Synchrony Financial	477,907	34,710,385
Shares		Value
Diversified Metals & Mining–0.34%
Hudbay Minerals, Inc. (Canada)	909,048	$21,526,257
Electric Utilities–0.88%
NRG Energy, Inc.	362,856	55,382,711
Electrical Components & Equipment–4.79%
AMETEK, Inc.	346,789	77,673,800
Rockwell Automation, Inc.	206,643	87,131,021
Vertiv Holdings Co., Class A	727,753	135,493,054
		300,297,875
Electronic Components–0.55%
Coherent Corp.(c)	163,936	34,783,940
Electronic Manufacturing Services–4.84%
Celestica, Inc. (Canada)(c)	279,120	78,429,929
Flex Ltd.(b)(c)	2,075,593	130,845,382
TE Connectivity PLC (Switzerland)	422,674	94,163,314
		303,438,625
Environmental & Facilities Services–0.84%
Rollins, Inc.	836,457	52,981,186
Financial Exchanges & Data–2.89%
Cboe Global Markets, Inc.	280,879	74,449,788
Nasdaq, Inc.	1,100,179	106,596,343
		181,046,131
Food Retail–1.29%
Casey’s General Stores, Inc.	133,480	80,955,620
Health Care Distributors–2.51%
Cencora, Inc.	437,743	157,246,040
Health Care Equipment–2.88%
IDEXX Laboratories, Inc.(c)	161,922	108,562,224
Insulet Corp.(c)	281,955	72,126,909
		180,689,133
Health Care Facilities–1.84%
Encompass Health Corp.(b)	707,327	66,863,621
Tenet Healthcare Corp.(c)	258,188	48,869,825
		115,733,446
Health Care Services–1.42%
Guardant Health, Inc.(b)(c)	466,434	53,192,133
Labcorp Holdings, Inc.	132,902	36,085,551
		89,277,684
Homebuilding–0.69%
D.R. Horton, Inc.	288,821	42,988,118
Hotels, Resorts & Cruise Lines–6.22%
Hilton Worldwide Holdings, Inc.	708,976	211,636,426
Marriott International, Inc., Class A	250,430	78,960,579
Viking Holdings Ltd.(b)(c)	1,385,746	99,981,574
		390,578,579
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Shares		Value
Independent Power Producers & Energy Traders–0.73%
Vistra Corp.	289,781	$45,886,821
Industrial Machinery & Supplies & Components–2.54%
ITT, Inc.	533,331	97,226,241
SPX Technologies, Inc.(c)	298,978	62,310,005
		159,536,246
Interactive Home Entertainment–0.48%
Take-Two Interactive Software, Inc.(c)	137,381	30,265,034
Interactive Media & Services–0.71%
Reddit, Inc., Class A(c)	246,180	44,378,869
Internet Services & Infrastructure–3.12%
Cloudflare, Inc., Class A(c)	575,229	102,016,863
MongoDB, Inc.(c)	251,729	93,474,530
		195,491,393
Investment Banking & Brokerage–3.93%
Evercore, Inc., Class A	325,961	115,152,242
LPL Financial Holdings, Inc.	277,903	101,295,644
Robinhood Markets, Inc., Class A(c)	300,288	29,872,650
		246,320,536
Life Sciences Tools & Services–1.87%
Agilent Technologies, Inc.	435,734	58,322,996
Mettler-Toledo International, Inc.(c)	43,096	59,181,151
		117,504,147
Movies & Entertainment–0.58%
TKO Group Holdings, Inc.	179,959	36,456,094
Oil & Gas Equipment & Services–1.40%
TechnipFMC PLC (United Kingdom)	1,572,748	87,633,519
Oil & Gas Storage & Transportation–0.50%
Cheniere Energy, Inc.	148,531	31,417,277
Other Specialty Retail–1.74%
Ulta Beauty, Inc.(c)	168,544	109,108,644
Real Estate Services–2.01%
CBRE Group, Inc., Class A(c)	739,136	125,897,035
Regional Banks–0.64%
Citizens Financial Group, Inc.	635,921	40,050,305
Shares		Value
Semiconductor Materials & Equipment–2.15%
MKS, Inc.(b)	153,269	$36,081,055
Teradyne, Inc.	410,820	99,028,161
		135,109,216
Semiconductors–6.67%
Lattice Semiconductor Corp.(b)(c)	1,430,501	115,183,941
MACOM Technology Solutions Holdings, Inc.(b)(c)	468,582	102,647,573
Monolithic Power Systems, Inc.	178,441	200,594,450
		418,425,964
Systems Software–0.65%
Zscaler, Inc.(b)(c)	204,696	40,941,247
Transaction & Payment Processing Services–0.46%
Affirm Holdings, Inc.(c)	473,506	28,552,412
Total Common Stocks & Other Equity Interests (Cost $4,332,243,155)		6,054,645,560
Money Market Funds–3.57%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e)	78,410,228	78,410,228
Invesco Treasury Portfolio, Institutional Class, 3.57%(d)(e)	145,619,488	145,619,488
Total Money Market Funds (Cost $224,029,716)		224,029,716
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $4,556,272,871)		6,278,675,276
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.56%
Invesco Private Government Fund, 3.65%(d)(e)(f)	114,175,641	114,175,641
Invesco Private Prime Fund, 3.80%(d)(e)(f)	297,102,867	297,191,997
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $411,367,638)		411,367,638
TOTAL INVESTMENTS IN SECURITIES–106.62% (Cost $4,967,640,509)		6,690,042,914
OTHER ASSETS LESS LIABILITIES—(6.62)%		(415,314,753)
NET ASSETS–100.00%		$6,274,728,161
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$57,542,570	$195,250,456	$(174,382,798)	$-	$-	$78,410,228	$593,397
Invesco Treasury Portfolio, Institutional Class	106,865,268	362,607,990	(323,853,770)	-	-	145,619,488	1,089,897
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	120,140,031	403,976,460	(409,940,850)	-	-	114,175,641	812,409*
Invesco Private Prime Fund	282,420,926	562,608,834	(547,837,763)	455	(455)	297,191,997	2,277,147*
Total	$566,968,795	$1,524,443,740	$(1,456,015,181)	$455	$(455)	$635,397,354	$4,772,850

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,054,645,560	$—	$—	$6,054,645,560
Money Market Funds	224,029,716	411,367,638	—	635,397,354
Total Investments	$6,278,675,276	$411,367,638	$—	$6,690,042,914
Invesco Discovery Mid Cap Growth Fund